United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-23174

(Investment Company Act File Number)

Federated Hermes Project and Trade Finance Tender Fund

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

Peter J. Germain, Esquire

Federated Hermes, Inc.

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

(412) 288-1900

(Registrant's Telephone Number)

Date of Fiscal Year End: 03/31/22

Date of Reporting Period: Six months ended 09/30/21

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
September 30, 2021

Federated Hermes Project and Trade Finance Tender Fund
Fund Established 2016

Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from April 1, 2021 through September 30, 2021. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At September 30, 2021, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Trade Finance Agreements	65.8%
Derivative Contracts[2]	0.4%
Cash Equivalents[3]	31.0%
Other Assets and Liabilities—Net[4]	2.8%
TOTAL	100%

1	See the Fund’s Prospectus for a description of the principal types of securities in which the Fund invests.
2
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
September 30, 2021 (unaudited)
Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS— 65.8%
		Automotive— 2.3%
EUR 2,264,151	[2]	UzAuto Motors, 3.250% (3-month EURIBOR +3.250%), 12/4/2021	12/3/2020- 6/23/2021	$2,710,898	$2,621,656
$ 9,455,882	[2]	VINFAST Trading and Production LLC, 3.625% (3-month USLIBOR +3.500%), 4/30/2023	2/16/2021- 7/2/2021	9,426,848	9,426,451
		TOTAL			12,048,107
		Banking— 21.1%
8,000,000	[2]	Access Bank PLC, 2.704% (6-month USLIBOR +2.550%), 7/14/2022	7/13/2021	7,946,468	8,000,000
3,000,000		African Export-Import Bank, 0.826%, 9/23/2022	9/9/2021	3,000,000	2,995,885
4,500,000	[2]	AKBank Turk Anonim Sirketi (“AKBank”), 2.225% (3-month USLIBOR +2.100%), 10/25/2021	6/25/2021	4,495,130	4,493,303
3,000,000		Aloqabank, 4.131%, 11/18/2021	7/23/2021	3,000,000	2,998,704
647,059	[2]	Banco del Pacifico, 5.875% (3-month USLIBOR +0.057%), 5/15/2024	5/21/2019	647,059	647,059
EUR 10,000,000		Denizbank AS, 1.850%, 6/13/2022	9/15/2021	11,771,429	11,492,978
$ 10,000,000	[2]	National Bank of Egypt, 1.332% (3-month USLIBOR +1.200%), 9/30/2022	9/29/2021	10,000,000	10,000,000
EUR 5,000,000		QNB Finansbank AS/Turkey, 1.850%, 11/29/2021	5/27/2021	6,086,932	5,783,489
5,000,000		QNB Finansbank AS/Turkey, 1.875%, 5/27/2022	9/15/2021	5,892,953	5,751,071
$ 2,500,000	[2]	QNB Finansbank AS/Turkey, 2.254% (3-month USLIBOR +2.150%), 5/27/2022	7/9/2021	2,478,923	2,475,714
EUR 6,000,000	[2]	The National Bank for Foreign Economic Activity of the Republic of Uzbekistan (“NBU”), 3.400% (6-month EURIBOR +3.400%), 6/18/2024	6/25/2021	7,167,037	6,904,956
3,000,000		Turkiye Garanti Bankasi AS, 1.850%, 11/26/2021	6/10/2021	3,644,079	3,474,715
Semi-Annual Shareholder Report

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS— continued
		Banking— continued
$ 7,500,000	[2]	Turkiye Vakiflar Bankasi T.A.O., 2.198% (3-month USLIBOR +2.070%), 5/12/2022	6/8/2021	$7,414,847	$7,410,719
5,000,000		Turkiye Vakiflar Bankasi T.A.O., 2.200%, 6/10/2022	9/14/2021	4,917,962	4,890,997
8,000,000		Uzbek Industrial and Construction Bank ATB, 4.750%, 6/18/2024	7/13/2021	8,000,000	7,944,541
EUR 7,500,000		Yapi ve Kredi Bankasi A.S., 1.850%, 11/8/2021	5/27/2021- 6/3/2021	9,110,941	8,678,159
7,500,000		Yapi ve Kredi Bankasi A.S., 1.900%, 6/6/2022	9/15/2021	8,828,617	8,627,653
$ 6,101,585		Ziraat Bankasi, 2.200%, 6/13/2022	9/14/2021	6,000,251	5,970,850
2,000,000	[2]	Ziraat Bankasi, 2.318% (6-month USLIBOR +0.000%), 4/21/2022	6/9/2021	1,979,342	1,975,525
		TOTAL			110,516,318
		Basic Industry - Forestry/Paper— 0.1%
600,000	[2]	Bahia Cellulose, 3.087% (1-month USLIBOR +3.000%), 7/18/2023	11/20/2017	600,312	600,000
		Basic Industry - Metals/Mining Excluding Steel— 4.7%
3,354,065	[2]	Central Asia Metals PLC, 4.042% (1-month USLIBOR +3.950%), 11/3/2022	8/2/2021	3,354,065	3,354,065
8,000,000	[2]	China Hongqiao Group Ltd., 3.924% (1-month USLIBOR +3.800%), 3/30/2024	6/3/2021	8,000,000	8,000,000
6,829,545	[2]	Harmony Gold Mining Co. Ltd., 3.196% (3-month USLIBOR +3.050%), 10/5/2023	7/31/2018- 7/6/2021	6,846,816	6,863,693
5,000,000	[2]	PJSC MMC Norilsk Nickel, 1.484% (Secured Overnight Financing Rate +1.400%), 2/20/2025	11/30/2020- 7/15/2021	4,965,506	4,998,457
1,000,000		Tasiast Mauritanie Ltd. SA, 3.099%, 12/15/2027	10/15/2020	1,000,000	1,000,000
500,000	[2]	Uralkali PJSC, 2.293% (1-month USLIBOR +2.200%), 5/20/2025	9/9/2020	498,040	500,000
		TOTAL			24,716,215
Semi-Annual Shareholder Report

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS— continued
		Capital Goods - Aerospace & Defense— 0.1%
$ 296,297	[2]	Gulf Air BSC, 3.331% (1-month USLIBOR +3.250%), 4/19/2022	3/27/2017	$296,349	$296,297
		Consumer Goods - Food - Wholesale— 1.3%
481,250	[2]	Ghana Cocoa Board, 4.523% (6-month USLIBOR +4.400%), 11/12/2024	5/13/2020- 8/11/2021	481,250	481,250
500,000		PT Pacific Indopalm Industries, 1.992% (3-month USLIBOR +1.000%), 3/25/2022	3/5/2019- 3/14/2019	500,000	500,000
5,288,845		TOI Commodities SA, 4.584%, 7/1/2022	9/29/2021	5,288,845	5,288,845
500,000	[2]	Ulker Biskuvi Sanayi AS, 3.324% (6-month USLIBOR +3.100%), 4/20/2023	2/18/2021	500,542	496,741
894,737	[2,3,4,5]	Vicentin SAIC II, 6.184% (3-month USLIBOR +6.000%), 1/15/2024	1/8/2018- 2/21/2018	894,737	268,421
		TOTAL			7,035,257
		Energy - Exploration & Production— 9.6%
8,000,000	[2]	Chrysaor E&P Finance Ltd., 3.324% (1-month USLIBOR +3.250%), 11/23/2027	8/2/2021	7,976,552	8,000,000
7,194,643	[2]	Energean Capital Ltd., 4.834% (6-month USLIBOR +4.750%), 6/30/2026	12/16/2020- 6/30/2021	7,194,643	7,194,643
31,657	[2]	FPF003 PTE Ltd. Singapore, Inc., 2.481% (3-month USLIBOR +2.350%), 12/31/2021	12/19/2019- 12/19/2019	31,637	31,639
704,610	[2]	FPF005 PTE Ltd. Singapore, Inc., 2.731% (3-month USLIBOR +2.600%), 8/13/2024	12/19/2019	702,351	704,610
1,487,368	[2]	Heston BV, 2.135% (1-month USLIBOR +2.050%), 8/31/2022	6/2/2021	1,484,803	1,487,368
564,101	[2]	Prime Oil and Gas BV, 3.854% (12-month USLIBOR +3.750%), 12/5/2024	9/17/2019	561,375	559,570
692,308	[2]	SOCAR Energy ’18, 2.325% (12-month USLIBOR +2.200%), 11/8/2023	11/26/2019	690,585	692,308
Semi-Annual Shareholder Report

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS— continued
		Energy - Exploration & Production— continued
$ 5,000,000	[2]	SOCAR Energy, 3.607% (6-month USLIBOR +3.450%), 8/11/2026	8/11/2021	$4,958,540	$5,000,000
759,740	[2]	Sonangol Finance Ltd., 3.442% (3-month USLIBOR +3.350%), 10/30/2021	12/14/2020- 4/13/2021	759,710	758,466
6,886,089	[2]	Sonangol Finance Ltd., 4.335% (1-month USLIBOR +4.250%), 12/20/2023	5/14/2021- 6/16/2021	6,767,312	6,790,212
5,900,000	[2]	Sonangol Finance Ltd., 5.834% (1-month USLIBOR +5.750%), 9/30/2026	9/15/2021	5,841,417	5,832,600
4,166,667		State Oil Co Of The Azer, 2.855%, 2/22/2024	5/4/2021	4,143,094	4,133,324
256,955	[2]	UC Malampaya Philippines Pte. Ltd., 4.203% (3-month USLIBOR +4.000%), 12/31/2023	7/30/2020	349,153	256,955
9,000,000	[2]	Yibal Export Pdo, 1.788% (1-month USLIBOR +1.600%), 6/30/2023	3/20/2019- 6/8/2021	8,997,990	8,955,603
		TOTAL			50,397,298
		Energy - Gas Distribution— 1.2%
6,383,650		Venture Global Calcasieu Pass LLC, 2.458%, 8/19/2026	1/28/2021- 9/23/2021	6,370,313	6,383,651
		Energy - Integrated Energy— 3.6%
9,000,000		Puma International Financing SA, 5.870%, 1/20/2023	9/30/2019- 9/24/2021	8,937,217	8,966,012
10,126,298	[2]	Staatsolie Maatschappij Suriname NV, 5.750% (3-month USLIBOR +5.250%), 5/23/2025	6/21/2019- 6/30/2021	10,126,298	10,126,297
		TOTAL			19,092,309
		Energy - Oil Refining and Marketing— 6.4%
1,562,929		Curacao Oil (Curoil) NV, 5.134%, 10/20/2021	7/19/2021	1,558,797	1,558,399
605,172	[2]	Dangote, 6.658% (6-month USLIBOR +6.500%), 8/31/2023	2/6/2017	602,693	605,172
7,499,999		Pakistan, Government of, 2.695 - 2.740%, 9/23/2022	6/14/2021- 9/27/2021	7,499,999	7,452,853
6,000,000		Trafigura Pte Ltd. Sierra and Carrizal, 1.680%, 10/21/2021	6/25/2021	5,000,000	5,999,875
Semi-Annual Shareholder Report

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS— continued
		Energy - Oil Refining and Marketing— continued
$ 740,354	[2]	Trafigura Pte Ltd., 2.335% (1-month USLIBOR +2.250%), 12/31/2022	11/27/2020	$740,354	$740,354
8,000,000	[2]	Trafigura Pte Ltd., 2.834% (1-month USLIBOR +2.750%), 4/14/2022	9/29/2021	8,000,000	8,000,000
9,000,000	[2]	Trafigura Pte Ltd., 2.882% (3-month USLIBOR +2.750%), 12/30/2022	9/29/2021	9,000,000	9,000,000
		TOTAL			33,356,653
		Foreign Sovereign— 6.4%
EUR 823,600	[2]	Bank of Industry Ltd. - Central Bank of Nigeria, 4.500% (3-month EURIBOR +4.500%), 2/14/2025	3/10/2020- 3/17/2020	915,708	973,504
$ 6,000,000	[2]	Bank of Industry Ltd. - Central Bank of Nigeria, 6.116% (3-month USLIBOR +6.000%), 12/11/2023	4/21/2021	6,050,451	6,081,872
125,000	[2]	Bank of Kigali Ltd., 8.069% (3-month USLIBOR +6.250%), 10/19/2021	6/19/2017	125,000	125,000
EUR 325,012		Burkina Faso, Government of, 3.300%, 12/26/2021	3/8/2021- 3/25/2021	384,069	375,203
3,000,000		Cote D’Ivoire RC, 3.000%, 6/30/2022	8/10/2021	3,515,548	3,475,050
7,000,000		Cote D’Ivoire, Government of, 4.950%, 12/31/2025	9/4/2019- 8/25/2021	8,160,179	8,108,449
$ 976,648		Egypt, Government of, 2.475%, 9/8/2022	7/7/2021- 9/10/2021	976,648	970,730
498,845		Egypt, Government of, 4.140%, 5/5/2022	12/14/2020- 5/7/2021	498,845	492,552
EUR 145,844		Gvt. Senegal 200, 3.825%, 12/3/2021	8/4/2021	172,709	168,931
3,500,000	[2]	Minister of Finance of Ukraine, 4.100% (3-month EURIBOR +4.100%), 9/15/2023	8/26/2021	4,114,075	4,046,331
$ 285,714	[2]	Ministry of Finance Tanzania, 5.364% (6-month USLIBOR +5.200%), 6/23/2022	6/26/2017	285,434	285,714
500,000	[2]	Sharjah Govt., 1.316% (3-month USLIBOR +1.200%), 3/4/2024	9/21/2020	498,229	500,000
Semi-Annual Shareholder Report

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS— continued
		Foreign Sovereign— continued
$ 8,000,000	[2]	Turkiye Ihracat Kredi Bankasi A.S., 2.334% (6-month USLIBOR +2.150%), 5/24/2022	5/21/2021	$8,000,000	$8,000,000
		TOTAL			33,603,336
		Lease— 1.7%
9,000,000	[2]	Far East Horizon Ltd., 1.518% (3-month USLIBOR +1.400%), 9/10/2024	9/15/2021	9,000,000	8,945,772
		Supranational— 1.4%
7,500,000	[2]	Eastern and Southern African Trade and Development Bank, 1.578% (3-month USLIBOR +1.450%), 12/17/2022	12/16/2020- 8/4/2021	7,480,649	7,500,000
		Technology & Electronics - Tech Hardware & Equipment— 0.2%
855,959		Ingram Micro, Inc., 3.183%, 11/19/2021	7/20/2021- 9/7/2021	850,725	851,630
		Telecommunications - Wireless— 3.8%
6,000,000		IHS Towers NG Ltd., 3.866%, 9/18/2024	9/14/2021	6,000,000	6,001,882
7,220,745	[2]	Millicom Tanzania, 5.119% (6-month USLIBOR +5.000%), 6/12/2025	5/28/2020- 4/30/2021	7,161,789	7,220,745
EUR 6,000,000	[2]	PTI Iberica IV, Spanish, Inc., 3.250% (3-month EURIBOR +3.250%), 6/26/2028	9/28/2021	7,008,903	6,950,099
		TOTAL			20,172,726
		Transportation - Airlines— 0.3%
$ 1,648,205		Avolon Aerospace, 3.026%, 3/31/2025	11/27/2019	1,653,493	1,648,205
		Transportation - Transport Infrastructure/Services— 0.3%
610,897	[2]	Armenia International Airports CJSC, 5.761% (6-month USLIBOR +5.500%), 6/24/2024	12/28/2017- 12/28/2017	613,718	610,897
397,906	[2]	Asyaport, 4.557% (6-month USLIBOR +4.400%), 1/10/2024	1/31/2017	397,905	397,906
Semi-Annual Shareholder Report

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS— continued
		Transportation - Transport Infrastructure/Services— continued
$ 300,893	[2]	Autopistas Urbanas SA (AUSA), 3.625% (3-month USLIBOR +3.500%), 11/15/2022	5/19/2017- 11/13/2017	$299,790	$299,266
		TOTAL			1,308,069
		Utility - Electric-Generation— 1.3%
161,079	[2]	Karpower International B.V., 6.643% (12-month USLIBOR +6.500%), 10/30/2021	9/17/2019- 3/4/2020	161,080	161,079
4,410,387	[2]	Karpowership, 4.658% (6-month USLIBOR +4.500%), 2/28/2025	7/30/2020- 7/9/2021	4,378,543	4,404,766
510,728	[2]	SMN Barka Power Company S.A.O.C., 1.257% (6-month USLIBOR +1.100%), 3/28/2024	12/2/2020	479,084	483,648
1,000,000	[2]	The Sharjah Electricity and Water Authority, 2.088% (1-month USLIBOR +1.950%), 12/23/2025	12/21/2020- 1/12/2021	998,657	1,000,000
853,233		Tunisia, Government of, 2.374% - 3.636%, 5/6/2022	12/22/2020- 5/7/2021	853,233	853,233
		TOTAL			6,902,726
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $347,980,241)			345,374,569
		INVESTMENT COMPANY— 31.0%
162,598,984		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.02%[6] (IDENTIFIED COST $162,636,197)			162,647,763
		TOTAL INVESTMENT IN SECURITIES—96.8% (IDENTIFIED COST $510,616,438)[7]			508,022,332
		OTHER ASSETS AND LIABILITIES - NET—3.2%[8]			16,799,144
		TOTAL NET ASSETS—100%			$524,821,476
Semi-Annual Shareholder Report

At September 30, 2021, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation
Contracts Sold:
10/14/2021	State Street Bank & Trust Co.	146,674	EUR	$175,051	$5,120
10/29/2021	State Street Bank & Trust Co.	54,000	EUR	$64,064	$1,484
11/12/2021	State Street Bank & Trust Co.	3,035,000	EUR	$3,714,099	$195,928
11/12/2021	Morgan Stanley	4,531,000	EUR	$5,558,707	$306,373
11/15/2021	State Street Bank & Trust Co.	55,003	EUR	$65,689	$1,925
11/18/2021	State Street Bank & Trust Co.	1,000,000	EUR	$1,218,374	$59,042
11/30/2021	State Street Bank & Trust Co.	20,000	EUR	$23,746	$554
12/1/2021	State Street Bank & Trust Co.	3,000,000	EUR	$3,665,469	$186,608
12/2/2021	Morgan Stanley	5,040,000	EUR	$6,185,366	$340,768
12/8/2021	Bank Of America, N.A.	147,700	EUR	$175,760	$4,457
12/8/2021	State Street Bank & Trust Co.	2,029,000	EUR	$2,421,209	$67,965
12/10/2021	State Street Bank & Trust Co.	500,000	EUR	$609,409	$29,469
12/15/2021	State Street Bank & Trust Co.	36,668	EUR	$43,820	$1,282
12/15/2021	State Street Bank & Trust Co.	1,000,000	EUR	$1,201,669	$41,605
12/15/2021	State Street Bank & Trust Co.	6,000,000	EUR	$7,033,211	$72,825
12/17/2021	State Street Bank & Trust Co.	3,535,000	EUR	$4,164,120	$63,031
12/21/2021	State Street Bank & Trust Co.	90,000	EUR	$106,627	$2,201
12/21/2021	State Street Bank & Trust Co.	5,639,500	EUR	$6,750,793	$207,357
12/30/2021	State Street Bank & Trust Co.	13,300	EUR	$15,802	$365
12/30/2021	State Street Bank & Trust Co.	6,090,000	EUR	$7,174,227	$106,049
2/15/2022	State Street Bank & Trust Co.	3,045,000	EUR	$3,592,416	$54,753
4/14/2022	State Street Bank & Trust Co.	3,525,000	EUR	$4,108,033	$7,870
6/1/2022	Morgan Stanley	5,050,000	EUR	$6,009,507	$129,662
6/8/2022	State Street Bank & Trust Co.	3,542,000	EUR	$4,132,490	$7,848
6/8/2022	Morgan Stanley	7,580,000	EUR	$9,020,567	$193,695
6/15/2022	Morgan Stanley	10,100,000	EUR	$12,022,267	$259,160
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$2,347,396
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended September 30, 2021, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 3/31/2021	$352,628
Purchases at Cost	$544,428,729
Proceeds from Sales	$(382,143,470)
Change in Unrealized Appreciation/Depreciation	$11,566
Net Realized Gain/(Loss)	$(1,690)
Value as of 9/30/2021	$162,647,763
Shares Held as of 9/30/2021	162,598,984
Dividend Income	$26,640

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or
(b) is subject to a contractual restriction on public sales. At September 30, 2021, these restricted securities amounted to $345,374,569, which represented 65.8% of total net assets.

2	Floating/variable note with current rate and current maturity or next reset date shown.
3
Fair value determined by a valuation committee using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s
Board of Trustees (the “Trustees”).

4	Issuer in default.
5	Non-income-producing security.
6	7-day net yield.
7	Also represents cost for federal tax purposes.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of September 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Trade Finance Agreements	$—	$—	$345,374,569	$345,374,569
Investment Company	162,647,763	—	—	162,647,763
TOTAL SECURITIES	$162,647,763	$—	$345,374,569	$508,022,332
Other Financial Instruments[1]
Assets	$—	$2,347,396	$—	$2,347,396
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$2,347,396	$—	$2,347,396

1	Other financial instruments are foreign exchange contracts.
Trade finance agreements’ fair values are primarily derived from discounted cash flow methodologies utilizing unobservable inputs due to the lack of market transactions. The discount rate used within the methodologies to discount the future anticipated cash flows is considered a significant unobservable input. Increases/(decreases) in the discount rate would result in a (decrease)/increase to an investment’s fair value.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Trade Finance Agreements
Balance as of 3/31/2021	$38,053,890
Accreted/amortized discount/premiums	261,571
Realized gain (loss)	119,767
Change in unrealized appreciation (depreciation)	(2,158,794)
Purchases	346,386,957
(Sales)	(37,288,822)
Balance as of 9/30/2021	$345,374,569
Total change in unrealized appreciation (depreciation) attributable to investments still held at 9/30/2021	$(2,247,203)

The following acronym(s) are used throughout this portfolio:
CJSC	—Closed Joint Stock Company
EUR	—Euro Currency
EURIBOR	—Euro Interbank Offered Rate
LIBOR	—London Interbank Offered Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2021	Year Ended March 31,				Period Ended 3/31/2017[1]
		2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.92	$9.71	$9.98	$10.00	$10.02	$10.01
Income From Investment Operations:
Net investment income (loss)	0.07[2]	0.25[2]	0.39[2]	0.45	0.28[2]	0.02
Net realized and unrealized gain (loss)	0.01	0.22	(0.27)	(0.01)	0.02	0.00[3]
TOTAL FROM INVESTMENT OPERATIONS	0.08	0.47	0.12	0.44	0.30	0.02
Less Distributions:
Distributions from net investment income	(0.05)	(0.26)	(0.38)	(0.45)	(0.32)	(0.01)
Distributions from net realized gain	—	(0.00)[3]	(0.01)	(0.01)	(0.00)[3]	—
TOTAL DISTRIBUTIONS	(0.05)	(0.26)	(0.39)	(0.46)	(0.32)	(0.01)
Net Asset Value, End of Period	$9.95	$9.92	$9.71	$9.98	$10.00	$10.02
Total Return[4]	0.84%	4.91%	1.13%	4.42%	3.04%	0.22%
Ratios to Average Net Assets:
Net expenses[5]	0.41%[6]	0.71%	0.71%	0.70%	0.67%	0.34%[6]
Net investment income	1.36%[6]	2.57%	3.94%	4.44%	2.74%	1.37%[6]
Expense waiver/reimbursement[7]	0.22%[6]	0.44%	0.32%	0.29%	0.34%	1.72%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$524,821	$39,835	$63,873	$51,680	$49,484	$70,873
Portfolio turnover	23%	47%	73%	57%	39%	4%

1
Reflects operations for the period from January 31, 2017 (date of initial public investment) to
March 31, 2017. During the period prior to date of initial public investment, a distribution of
$0.012 per share was made to the Adviser.

2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
September 30, 2021 (unaudited)

Assets:
Investment in securities, at value including $162,647,763 of investments in an affiliated holding* (identified cost $510,616,438)	$508,022,332
Cash denominated in foreign currencies (identified cost $8,104,937)	8,108,659
Income receivable	1,153,114
Income receivable from an affiliated holding	6,753
Receivable for investments sold	5,262,654
Unrealized appreciation on foreign exchange contracts	2,347,396
Total Assets	524,900,908
Liabilities:
Due to broker	5,126
Payable for investment adviser fee (Note 5)	4,298
Payable for custodian fees	26,233
Payable for legal fees	4,654
Payable for portfolio accounting fees	38,888
Accrued expenses (Note 5)	233
Total Liabilities	79,432
Net assets for 52,721,987 shares outstanding	$524,821,476
Net Assets Consist of:
Paid-in capital	$525,018,628
Total distributable earnings (loss)	(197,152)
Total Net Assets	$524,821,476
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$524,821,476 ÷ 52,721,987 shares outstanding, no par value, unlimited shares authorized	$9.95

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended September 30, 2021 (unaudited)

Investment Income:
Interest	$3,323,558
Dividends received from an affiliated holding*	26,640
TOTAL INCOME	3,350,198
Expenses:
Investment adviser fee (Note 5)	948,892
Administrative fee (Note 5)	579
Custodian fees	28,245
Transfer agent fees	38,220
Directors’/Trustees’ fees (Note 5)	3,643
Auditing fees	23,591
Legal fees	5,291
Portfolio accounting fees	104,188
Share registration costs	15,417
Printing and postage	9,069
Miscellaneous (Note 5)	10,142
TOTAL EXPENSES	1,187,277
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(404,819)
Waivers/reimbursements of other operating expenses (Note 5)	(11,067)
TOTAL WAIVERS AND REIMBURSEMENTS	(415,886)
Net expenses	771,391
Net investment income	2,578,807
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Foreign Exchange Contracts:
Net realized gain on investments (including net realized loss of $(1,690) on sales of investments in an affiliated holding*)	118,077
Net realized loss on foreign currency transactions	(135,493)
Net realized loss on foreign exchange contracts	(8,760)
Net change in unrealized depreciation of investments (including net change in unrealized appreciation of $11,566 on investments in an affiliated holding*)	(2,147,228)
Net change in unrealized appreciation of translation of assets and liabilities in foreign currency	3,789
Net change in unrealized appreciation of foreign exchange contracts	2,251,706
Net realized and unrealized gain (loss) on investments, foreign currency transactions and foreign exchange contracts	82,091
Change in net assets resulting from operations	$2,660,898

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2021	Year Ended 3/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,578,807	$1,431,570
Net realized gain (loss)	(26,176)	(172,132)
Net change in unrealized appreciation/depreciation	108,267	1,525,080
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,660,898	2,784,518
Distributions to Shareholders	(2,544,878)	(1,299,952)
Share Transactions:
Proceeds from sale of shares	500,000,000	—
Net asset value of shares issued to shareholders in payment of distributions declared	1,258,896	986,668
Cost of shares redeemed	(16,388,483)	(26,509,539)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	484,870,413	(25,522,871)
Change in net assets	484,986,433	(24,038,305)
Net Assets:
Beginning of period	39,835,043	63,873,348
End of period	$524,821,476	$39,835,043
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Cash Flows
Six Months Ended September 30, 2021 (unaudited)

Operating Activities:
Change in net assets resulting from operations	$2,660,898
Adjustments to Reconcile Change in Net Assets Resulting From Operations to Net Cash Used By Operating Activities:
Purchase of investment securities	(346,386,957)
Proceeds from disposition of investment securities	37,288,822
Purchase of short-term investments, net	(162,285,259)
Amortization/accretion of premium/discount, net	(261,571)
Increase in income receivable	(860,595)
Increase in receivable for investments sold	(4,147,139)
Decrease in accrued expenses	(17,734)
Net realized gain on investments	(118,077)
Net change in unrealized appreciation/depreciation of investments	2,147,228
Net change in unrealized appreciation of foreign exchange contracts	(2,251,706)
Net Cash Used By Operating Activities	(474,232,090)
Financing Activities:
Proceeds from sale of shares	500,000,000
Distributions paid in cash	(1,285,982)
Cost of Shares Redeemed	(16,388,483)
Net Cash Provided By Financing Activities	482,325,535
Increase in cash and cash equivalents	8,093,445
Cash and cash equivalents at beginning of year	15,214
Cash and cash equivalents at end of year	$8,108,659
Non-cash financing activities not included herein consist of reinvestment of dividends and distributions to participants of $1,258,896. See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
September 30, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Project and Trade Finance Tender Fund (the “Fund”) was organized as a Delaware statutory trust on June 30, 2016, as a continuously offered, non-diversified, closed-end management investment company. The Fund is registered under the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended. The Fund’s investment objective is to provide total return primarily from income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures
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described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
The Fund’s investments in trade finance agreements are primarily determined by applying discounted cash flow methodologies utilizing various inputs such as available or implied credit ratings, loan characteristics, seniority, collateral, comparable debt instruments, yield curves or indices, broader loan data, bond data and bond sector curves. When appropriate, other considerations may include asset liquidation analyses, internal credit assessments and general market conditions. The Fund utilizes third-party pricing specialists in determining its valuations. Typically, there are no other sources of evaluations for these investments and the inputs utilized are less observable. Additionally, trade finance agreements are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, executed trade prices are usually unavailable and thus, generally cannot be relied upon to support valuations of these investments. Therefore, inputs unobservable in active markets must be relied upon more heavily and as such, the Fund’s management has determined these to be Level 3 investments. The prices realized for these investments upon sale may be different than prices used by the Fund to value them and the differences could be material.
Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver and reimbursement of $415,886 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2021, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
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Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to increase returns and manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $20,544 and $663,745, respectively. This is based on the contracts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for
Semi-Annual Shareholder Report

resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$2,347,396
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2021
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Foreign Exchange Contracts
Foreign exchange contracts	$(8,760)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Foreign Exchange Contracts
Foreign exchange contracts	$2,251,706
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 9/30/2021	Year Ended 3/31/2021
Shares sold	50,223,525	—
Shares issued to shareholders in payment of distributions declared	126,490	99,983
Shares redeemed	(1,641,945)	(2,662,522)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	48,708,070	(2,562,539)
Each Shareholder will automatically be a participant under the Fund’s Dividend Reinvestment Plan (DRP) and have all income dividends and/or capital gains distributions automatically reinvested in Shares. Election not to participate in the DRP and to receive all income dividends and/or capital gains distributions, if any, in cash may be made by notice to the Fund or, if applicable, to a Shareholder’s broker or other intermediary (who should be directed to inform the Fund).
4. FEDERAL TAX INFORMATION
At September 30, 2021, the cost of investments for federal tax purposes was $510,616,438. The net unrealized depreciation of investments for federal tax purposes was $246,710. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,810,780 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,057,490.
As of March 31, 2021, the Fund had a capital loss carryforward of $8,251 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$8,251	$8,251
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund’s average daily net assets. The Adviser and certain of its affiliates on their own initiative have agreed to waive their fees (if any), and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, proxy-related expenses, premiums for risk insurance policies on portfolio securities and certain legal fees related to specific investments paid by the Fund, if any) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 0.40% of the Fund’s average daily net assets (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) June 1, 2022; or
Semi-Annual Shareholder Report

(b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees. For the six months ended September 30, 2021, the Adviser voluntarily waived $334,904 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended September 30, 2021, the Adviser reimbursed $69,915.
Certain of the Fund’s assets are managed by Federated Hermes (UK) LLP (the “Sub-Adviser”), an affiliate of the Adviser. Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee equal to 0.39% of the daily net assets of the Fund. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended September 30, 2021, the Sub-Adviser earned a fee of $740,136.
Administrative Services
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund an administrative services fee but is entitled to reimbursement for certain out-of-pocket expenses incurred in providing administrative services to the Fund.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2021, were as follows:
Purchases	$240,343,245
Sales	$28,296,415
7. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio may be comprised of entities in the Energy and Banking sectors. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
Semi-Annual Shareholder Report

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings. At September 30, 2021, the diversification of countries was as follows:
Country	Percentage of Total Net Assets
Turkey	15.2%
Angola	4.5%
Nigeria	4.3%
Egypt	4.2%
Uzbekistan	3.9%
China	3.4%
Ivory Coast	2.2%
Suriname	1.9%
Azerbaijan	1.9%
Oman	1.9%
Vietnam	1.9%
Zambia	1.7%
Congo, Republic Of	1.6%
Kazakhstan	1.6%
United Kingdom	1.5%
Tanzania, United Republic Of	1.4%
Mauritius	1.4%
Pakistan	1.4%
Cyprus	1.3%
South Africa	1.3%
Mexico	1.1%
Russia	1.0%
Moldova, Republic Of	1.0%
Senegal	0.9%
Ukraine	0.8%
Ireland	0.3%
United Arab Emirates	0.3%
Curacao	0.3%
Mauritania	0.2%
Tunisia	0.2%
Iraq	0.2%
Malaysia	0.1%
Ecuador	0.1%
Armenia	0.1%
Argentina	0.1%
Brazil	0.1%
Indonesia	0.1%
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Country	Percentage of Total Net Assets
Ghana	0.1%
Burkina Faso	0.1%
Bahrain	0.1%
Philippines	0.1%
Lebanon	[1]0.0%
Rwanda	[1]0.0%
Thailand	[1]0.0%

1	Represents less than 0.1%.
8. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
9. Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04 “Facilitation of the Effects of Reference Rate Reform on Financial Reporting,” which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU 2020-04 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2021 to September 30, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 4/1/2021	Ending Account Value 9/30/2021	Expenses Paid During Period[1]
Actual	$1,000	$1,008.40	$2.06
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.01	$2.08

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.41%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Project and Trade Finance Tender Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) and the investment sub-advisory contract between the Adviser and Federated Hermes (UK) LLP (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics,
Semi-Annual Shareholder Report

including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the Advisers’ investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Advisers and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the registered fund industry and market practices; the range of comparable fees for similar funds in the registered fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the registered fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the registered fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided
Semi-Annual Shareholder Report

by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Independent Trustees were assisted
Semi-Annual Shareholder Report

throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of the Advisers and their affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the range of services provided to the Fund by the Advisers and their affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Advisers’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
Semi-Annual Shareholder Report

The Board considered the quality of the Advisers’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Advisers’ communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding the Advisers’ regulatory and compliance environment. The Board considered the Advisers’ compliance program, compliance history, and reports from the CCO about the Advisers’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Advisers and their affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Advisers’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Advisers’ investment management and related services warrant the continuation of the Contracts.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year
Semi-Annual Shareholder Report

and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
The Board also reviewed comparative information regarding the performance of an appropriate group of peer funds compiled by Federated Hermes using data supplied by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2020, the Fund’s performance for the one-year and three-year periods was above the median of the Performance Peer Group, and the Fund’s performance fell below the median of the Performance Peer Group for the five-year period. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contracts.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates and total expense ratios relative to the category of peer funds selected by Morningstar (the “Expense Peer Group”).
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contracts.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated
Semi-Annual Shareholder Report

Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability
Semi-Annual Shareholder Report

information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted
Semi-Annual Shareholder Report

that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contracts reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
For each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Source of Distributions–Notice
Under the federal securities laws, the Fund is required to provide a notice to shareholders regarding the source of distributions made by the Fund if such distributions are from sources other than ordinary investment income. In addition, important information regarding the Fund’s distributions, if applicable, is available via the link to the Fund and share class name at FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Closed-end funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in closed-end funds involves investment risk, including the possible loss of principal.
This Report is for shareholder information. This is not a Prospectus intended for use in the sale of Fund Shares. Statements and other information contained in this Report are as dated and subject to change.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-730-6001 or email CEinfo@federatedinvestors.com.
Semi-Annual Shareholder Report

Federated Hermes Project and Trade Finance Tender Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
CUSIP 31424D104
Q453326 (11/21)
© 2021 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

(a)	Not Applicable

(b)	Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End

Management Investment Companies

Not Applicable. The Fund does not currently participate in a securities lending program and did not engage in any securities lending activities during the period of this report.

Item 13.	Exhibits

(a)(1) Not Applicable.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(a)(4) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Project and Trade Finance Tender Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date November 22, 2021

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date November 22, 2021